Information concerning the Group's Consolidated Operations	12 Months Ended
Dec. 31, 2018
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Information concerning the Group's Consolidated Operations

Note 3. Information concerning the Group’s Consolidated Operations

3.1 Revenues and other income

Accounting policies

Collaboration agreements and licenses

The new standard IFRS 15 “Revenue from contracts with customers” is of mandatory application since January 1, 2018. Such standard was applied by Cellectis using the full retrospective method. Therefore, we restated 2016 opening balance sheet i.e. January 1, 2016. Please see note 2.3 for more details.

Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which Cellectis expects to be entitled in exchange for transferring goods and services to customers (and it will collect consideration to which it will be entitled). That is, revenue is recognized when Cellectis satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and or/ services) to a customer, i.e. when the customer obtains control of these goods or services. Since January 1st, 2016, the application of this standard impacted primarily the milestones recognition from our collaboration contracts.

We enter into research and development collaboration agreements that may consist of non-refundable upfront payments, payments for the sale of rights to technology, milestone payments, royalties and research and development cost reimbursements. In addition, we license our technology to third parties, which may be part of the research and development collaboration agreements.

Non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement. Sales of technology pursuant to non-cancelable, non-refundable fixed-fee arrangements are recognized when such technology is delivered to the co-contractingparty and our exclusive rights to access the technology have stopped.

Milestone payments represent amounts received from our collaborators, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. Such payments are considered variable consideration. We recognize milestone payments when it is highly probable that any revenue recognized will not be subsequently reversed. This includes consideration of whether the performance obligation is achieved and may be when the triggering event has occurred, depending on the nature of the triggering event, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement. As a consequence, milestones payments are recognized as a contract liability in our statement of financial position.

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties under our license arrangements. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized at the later of when (1) the subsequent sale or usage occurs; and (2) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.

Research and development costs reimbursements are recognized with respect to the policy described in section “Sales of products and services” below.

Revenues from technology licenses are recognized ratably over the period of the license agreements.

Sales of products and services

Revenues on sales of products are recognized once the control over the delivered products is transferred to the customer. We also offer research services, which revenue is recognized over time, as the customer receives the benefits of the services.

Research Tax Credit

The main Research Tax Credit from which we benefit is the Crédit d’Impôt Recherche, or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is repaid in cash to the entity by the authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, immediate payment of the Research Tax Credit can be requested. Cellectis S.A., meets such criteria.

We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Details of revenues and other income

Revenues by country of origin and other income

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
From France	44,409	24,680	12,495
From USA	399	508	236

Revenues	44,808	25,188	12,731

Research tax credit	10,038	8,327	8,561
Subsidies and other	1,599	201	140

Other income	11,637	8,528	8,701

Total revenues and other income	56,444	33,715	21,432

For the years ended December 31, 2018, 2017 and 2016, the revenue from France was generated by Cellectis S.A.

For the years ended December 31, 2018, 2017 and 2016, the revenue from USA was generated by Calyxt, Inc.

Revenues by nature

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Recognition of previously deferred upfront payments	20,856	14,875	7,114
Other revenues	21,035	7,945	3,383

Collaboration agreements	41,891	22,821	10,497

Licenses	2,771	2,270	2,142
Products & services	145	97	92

Total revenues	44,808	25,188	12,731

Revenues are primarily generated by therapeutics activities, which are mainly attributable to our entering into two major collaboration agreements signed with Pfizer Inc. and Les Laboratoires Servier during 2014. Effective as of April 2018, Pfizer sold certain assets to which the Research Collaboration and License Agreement relates to Allogene Therapeutics, Inc. (“Allogene”) (the “Asset Contribution Agreement”). As part of this Asset Contribution Agreement, Pfizer assigned the Research Collaboration and License Agreement to Allogene. The revenues of plants activities are generated by technology licenses and amounted to $0.6 million, $0.5 million and $0.3 million for years ended December 31, 2016, 2017 and 2018, respectively.

Entity-wide disclosures:

In 2018, two clients represent more than 10% of the total revenue: Client A with 55% and Client B with 21%.

In 2017, two clients represent more than 10% of the total revenue: Client A with 11% and Client B with 69%.

In 2016, two clients represent more than 10% of the total revenue: Client A with 37% and Client B with 57%.

3.2 Operating expenses

Accounting policies

Royalty expenses correspond to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents or on fixed annual royalties.

Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.

Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.

We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Details of operating expenses by nature

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Royalty expenses	(1,777)	(2,620)	(2,739)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Research and development expenses
Wages and salaries	(11,924)	(12,986)	(16,452)
Social charges on free shares and stock option grants	(3,851)	(1,088)	(99)
Non-cash stock based compensation expense	(33,207)	(23,832)	(18,057)

Personnel expenses	(48,982)	(37,906)	(34,608)

Purchases and external expenses	(27,720)	(38,458)	(40,458)
Other	(1,756)	(2,863)	(1,501)

Total research and development expenses	(78,458)	(79,227)	(76,567)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(4,978)	(7,019)	(11,373)
Social charges on free shares and stock option grants	(3,130)	(881)	(29)
Non-cash stock based compensation expense	(25,415)	(26,586)	(19,161)

Personnel expenses	(33,523)	(34,486)	(30,563)

Purchases and external expenses	(8,854)	(9,138)	(14,251)
Other	(1,035)	(1,126)	(2,433)

Total selling, general and administrative expenses	(43,413)	(44,750)	(47,248)

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Personnel expenses
Wages and salaries	(16,902)	(20,005)	(27,825)
Social charges on free shares and stock option grants	(6,981)	(1,969)	(128)
Non-cash stock based compensation expense	(58,622)	(50,418)	(37,218)

Total personnel expenses	(82,505)	(72,392)	(65,171)

3.3 Financial income and expenses

Accounting policies

Financial income and financial expense include, in particular, the following:

•	Interest income from savings accounts and fixed term bank deposits;

•	Interest expense from financial leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies; and

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.

Details of financial income and expenses

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Interest income	1,630	1,974	6,787
Foreign exchange gain	4,832	1,185	13,597
Other financial revenues	689	4,102	188

Total financial revenues	7,147	7,262	20,572

Interest expenses	—	—	(39)
Interest expenses for finance lease	(7)	(4)	(7)
Foreign exchange loss	(4,201)	(17,734)	(3,090)
Other financial expenses	(2,895)	(556)	(677)

Total financial expenses	(7,101)	(18,294)	(3,813)

Total	46	(11,032)	16,758

The increase in financial income and expenses between 2017 and 2018 of $27.8 million was mainly attributable to the increase in net foreign exchange gain ($27.0 million), the increase in interest income ($4.8 million) partly offset by the decrease of foreign exchange derivatives fair value adjustment ($4.0 million), included in other financial revenues and expenses.

The decrease in financial income and expenses between 2016 and 2017 of $11.1 million was mainly attributable to the increase in net foreign exchange loss ($17.2 million), partly offset by the increase of foreign exchange derivatives fair value adjustment ($5.8 million), the increase in interest income ($0.3 million) and other immaterial variances.

3.4 Income tax

Accounting policies

Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.

Tax proof

	For the year ended December 31,
	2016	2017	2018
	$ in thousands
Income (loss) before taxes from continuing operations	(67,255)	(103,683)	(88,333)
Theoretical group tax rate	34.43%	34.43%	23.66%

Theoretical tax benefit (expense)	23,156	35,698	20,901

Increase/decrease in tax benefit arising from:
Permanent differences	124	293	832
Research tax credit	3,082	2,926	2,079
Share-based compensation & other IFRS adjustments	(20,184)	(8,297)	(8,065)

Non recognition of deferred tax assets related to tax losses and temporary differences	(6,158)	(30,713)	(15,652)

Other differences	(20)	92	(95)

Effective tax expense	—	—	—

Effective tax rate	0.00%	0.00%	0.00%

On December 22, 2017 the President of the United States signed The Tax Cuts and Jobs Act (“the Act”) into law. We considered the impact the tax reform has on our US subsidiaries’ tax obligations and its deferred tax assets and liabilities. Since its inception, our US subsidiaries have had losses and it expects to continue to have losses in the future. As a result, our US subsidiaries have not had taxable income. The deferred income tax assets and liabilities are recognized for the differences between the financial statement and income tax reporting basis of assets and liabilities based on currently enacted rates and laws. Historically, our US subsidiaries used the Federal statutory rate of 34% to estimate the benefit of the deferred tax asset and going forward they expect to use a lower rate of 21% passed in the Act.

In France, the income tax rate we anticipate to use our tax loss carryforwards is 25% based on the 2018 French Finance Act.

We provide for a valuation allowance when it is more likely than not that we will not realize a portion of the deferred tax assets. Historically we have established a full valuation allowance for deferred tax assets due to the uncertainty that enough taxable income will be generated in the taxing jurisdiction to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Going forward, with the lower tax rate enacted in the Act, the ability to utilize the deferred tax asset becomes even less probable. We do not expect the passing of the Act to have material impact on our financial statements, as all net deferred tax assets are fully reserved.

Deferred tax assets and liabilities

	As of December 31,
	2016	2017	2018
	$ in thousands
Credits and net operating loss carryforwards	41,985	51,640	65,555
Pension commitments	193	548	569
Leases	(54)	(12)	(4)
Impairment of assets	14	10	10
Revenue recognition	—	—	200
Other	894	604	491
Valuation allowance on deferred tax assets	(43,032)	(52,790)	(66,823)

Total	—	—	—

We have cumulative tax loss carryforwards for the French entity of the Group totaling $186 million as of December 31, 2018, $144 million as of December 31, 2017 and $87 million as of December 31, 2016. Such carryforwards can be offset against future taxable profit within a limit of $1.0 million per year, plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.

The cumulative tax loss carryforwards for the U.S. entities of the Group totaled $86 million as of December 31, 2018, $62 million as of December 31, 2017 and $42 million as of December 31, 2016. The carryforward periods are as follows: $32.0 million do not expire; while other expire in 2032 or after.

3.5 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Chief Operating Officer;

•	The Executive Vice President Technical Operations;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The Senior Vice President Research and Development (until February 7, 2019);

•	The Chief Medical Officer (until February 28, 2019);

•	The Chief Regulatory & Compliance Officer.

We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•

Therapeutics: This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A. and Cellectis, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•

Plants: This segment is focused on creating healthier specialty food ingredients and agriculturally advantageous food crops through the use of gene editing technology for plants. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.

With respect to corporate general and administrative expenses, Cellectis S.A. provides Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology pursuant to a management agreement. Under the management agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-upranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the 12-month Euribor plus 5% per annum.

The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.

Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Royalties and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.

Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes Non-cash stock based compensation expense—a non-cash expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.

The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment

	For the year ended December 31, 2016			For the year ended December 31, 2017			For the year ended December 31, 2018
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	399	44,409	44,808	508	24,680	25,188	236	12,495	12,731
External other income	186	11,450	11,637	239	8,290	8,528	178	8,523	8,701

External revenues and other income	585	55,859	56,444	747	32,969	33,715	414	21,018	21,432

Royalty expenses	(468)	(1,309)	(1,777)	(390)	(2,230)	(2,620)	(595)	(2,144)	(2,739)
Research and development expenses	(4,112)	(74,345)	(78,458)	(6,057)	(73,170)	(79,227)	(8,638)	(67,929)	(76,567)
Selling, general and administrative expenses	(4,809)	(38,603)	(43,413)	(13,143)	(31,607)	(44,750)	(21,067)	(26,180)	(47,248)
Other operating income and expenses	(6)	(93)	(99)	6	225	232	(50)	81	31

Total operating expenses	(9,395)	(114,351)	(123,746)	(19,584)	(106,782)	(126,366)	(30,351)	(96,172)	(126,523)

Operating income (loss) before tax	(8,810)	(58,492)	(67,302)	(18,837)	(73,813)	(92,650)	(29,937)	(75,154)	(105,091)

Financial gain (loss)	87	(41)	46	—	(11,032)	(11,032)	1,420	15,339	16,758

Net income (loss)	(8,722)	(58,533)	(67,255)	(18,837)	(84,846)	(103,683)	(28,517)	(59,816)	(88,333)

Net income (loss) from discontinued operations	—	—	—	—	—	—	—	—	—
Non controlling interests	—	—	—	4,315	—	4,315	9,640	—	9,640

Net income (loss) attributable to shareholders of Cellectis	(8,722)	(58,533)	(67,255)	(14,522)	(84,846)	(99,368)	(18,877)	(59,816)	(78,693)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	477	32,731	33,208	967	22,623	23,590	838	16,852	17,689
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	621	24,793	25,414	4,990	20,345	25,335	5,218	11,655	16,873

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,098	57,524	58,622	5,957	42,967	48,924	6,056	28,507	34,563

Adjusted net income (loss) attributable to shareholders of Cellectis	(7,625)	(1,009)	(8,633)	(8,565)	(41,877)	(50,443)	(12,821)	(31,309)	(44,130)

Depreciation and amortization	(345)	(1,866)	(2,211)	(551)	(2,820)	(3,371)	(637)	(1,740)	(2,377)
Additions to tangible and intangible assets	10,410	4,164	14,573	792	1,849	2,642	1,871	3,040	4,911
Impairment of tangible assets	—	—	—	—	(798)	(798)	—	—	—

Reconciliation of Plant result of operations

The tables below present a reconciliation between the Plant segment figures that are prepared in accordance with IFRS for the Group with Calyxt, Inc. stand alone financial statements which are prepared in accordance with US GAAP for the domestic registration.

Reconciliation of Plant Segment result of operations for the year ended December 31, 2018

$ in thousands	For the full year ended December 31, 2018
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Non-cash stock-based compensation booked in IFRS (1)	Non-cash stock-based compensation in US GAAP (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	414	—	—	—	(177)	—	236

Research and development expenses	(8,638)	1,205	(630)	—	(1,783)	—	(9,846)
Selling, general and administrative expenses	(21,067)	7,506	(3,756)	(3,090)	1,245	657	(18,505)
Royalties and other operating income and expenses	(645)	—	—	(71)	716	—	—

Total operating expenses	(30,350)	8,711	(4,386)	(3,161)	177	657	(28,351)

Operating income (loss) before tax	(29,937)	8,711	(4,386)	(3,161)	—	657	(28,115)

Financial gain (loss)	1,420	—	—	51	—	(1,244)	218

Net income (loss)	(28,517)	8,711	(4,386)	(3,110)	—	(587)	(27,897)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2017

$ in thousands	For the full year ended December 31, 2017
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis and Calyxt equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	747	—	—	167	(405)	(1)	508

Research and development expenses	(6,057)	1,134	(6,086)	—	(563)	16	(11,556)
Selling, general and administrative expenses	(13,143)	6,316	(6,006)	(2,501)	436	157	(14,741)
Royalties and other operating income and expenses	(384)	—	—	(114)	504	(7)	—

Total operating expenses	(19,584)	7,450	(12,092)	(2,615)	378	166	(26,297)

Operating income (loss) before tax	(18,837)	7,450	(12,092)	(2,448)	(27)	165	(25,789)

Financial gain (loss)	—	—	—	(1)	27	(218)	(191)

Net income (loss)	(18,837)	7,450	(12,092)	(2,449)	—	(53)	(25,980)

Reconciliation of Plant Segment result of operations for the year ended December 31, 2016

$ in thousands	For the year ended December 31, 2016
	Cellectis Consolidated financial statements Reportable segments note (IFRS)	Calyxt equity award plan IFRS/US GAAP difference : Non cash stock-based compensation (1)	Cellectis equity award IFRS/US GAAP difference : Non cash stock-based compensation (1)	Intersegment transactions (2)	Reclassifications (3)	Other (4)	Calyxt Stand alone financial statements (US GAAP)
External revenues and other income	585	—	—	131	(317)	—	399

Research and development expenses	(4,112)	477	(928)	—	(1,058)	(17)	(5,638)
Selling, general and administrative expenses	(4,809)	621	(20)	(3,443)	945	37	(6,670)
Royalties and other operating income and expenses	(474)	—	—	(155)	430	(1)	(200)

Total operating expenses	(9,395)	1,098	(948)	(3,598)	317	19	(12,508)

Operating income (loss) before tax	(8,810)	1,098	(948)	(3,468)	—	19	(12,109)

Financial gain (loss)	87	—	—	(64)	—	(1)	23

Net income (loss)	(8,722)	1,098	(948)	(3,532)	—	18	(12,086)

(1)

In IFRS, non-cash stock-based compensation is recorded for stock options and other equity compensation plan awards issued by all entities of the consolidated group. The grant-date fair value of share warrants, employee warrants, stock options and free shares granted to employees is recognized as a payroll expense over the vesting period. In U.S. GAAP, the expenses related to the stock options granted in 2014, 2015 and 2016 under the Calyxt, Inc. Equity Incentive Existing Plan and in 2017 and 2018 under the Omnibus Plan are only incurred upon a triggering event or Initial Public Offering of Calyxt, Inc., as defined by the plan. Accordingly, Plant segment compensation expense was not recognized for Calyxt stock options and other Calyxt equity compensation plan awards in periods prior to the completion of Calyxt’s IPO on July 25, 2017.

Since 2016, Cellectis allocates share-based compensation to the share-related entity (rather than the entity related to the employee that benefited from such compensation), considering that the share-based compensation is an expense linked to such entity’s performance. Consequently, in the segment disclosure, all share-based compensation based on Cellectis shares have been charged in the Therapeutics segment, even if some Calyxt employees are included in a Cellectis stock-option plan. However, the Cellectis equity award plan non-cash stock-based compensation expenses related to Cellectis stock-option plans have been recorded in the Calyxt stand-alone financial statements prepared under U.S. GAAP.

(2)

Intersegment transactions primarily relate to management fees invoiced by Cellectis to Calyxt. Intersegment transactions are eliminated in the consolidated financial statements as well as in Cellectis’ presentation of key performance indicators by reportable segment. However, intersegment transactions are included in Calyxt’s stand-alone financial statements.

(3)	Reclassifications relate to expenses, which are classified differently under IFRS for Cellectis’ consolidated financials and U.S. GAAP for Calyxt’s stand-alone financial statements.
(4)

Other principally includes the restatement of Calyxt’s sale and lease-back transaction with respect to its Roseville, Minnesota property, which is recorded as a finance lease in U.S. GAAP and as an operating lease under IFRS.